SHARE CAPITAL DISCLOSURE: Schedule of fair value assumptions, 2023 Offering (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of fair value assumptions, 2023 Offering
Expected life of the finder’s warrants	2 years
Risk-free interest rate	2.64%
Expected dividend yield	Nil
Expected share price volatility	242%
Fair value at the date of transaction	$0.435